Financial Instruments - Summary of Long Term Notes Payable (Parenthetical) (Detail) $ in Millions	Feb. 16, 2024 MXN ($)
sustainability-linked long-term notes [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 5,500
2023 CEBURES tranches one [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 2,000
2023 CEBURES tranches one [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis	0.45%
2023 CEBURES tranches two [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 3,500
2023 CEBURES tranches two [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	11.48%